Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes
Income Taxes
15.	Income Taxes

Cayman Islands

The Company was incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

According to the Hong Kong regulations, Hong Kong entities are subject to a two-tiered income tax rate for taxable income earned in Hong Kong with effect from April 1, 2018. The first HK$2 million of profits earned by HK entity will be taxed at 8.25%, while the remaining profits will continue to be taxed at the existing 16.5% tax rate. In addition, to avoid abuse of the two-tiered income tax rate regime, each group of connected entities can nominate only one entity to benefit from the two-tiered income tax rate. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax. Under the Hong Kong tax laws, the Company is exempted from the Hong Kong income tax on foreign-derived income.

China

The Company’s subsidiaries, consolidated VIEs and subsidiaries of the VIEs established in the PRC are mainly subject to statutory income tax at a rate of 25%.

Certain enterprises benefit from a preferential tax rate of 15% under the Enterprise Income Tax (“EIT”) Law if they qualify as high and new technology enterprises (“HNTE”). Under such law, Waterdrop Technology is qualified for HNTE status and is eligible to the preferential tax rate of 15% for the years ended 2024 and 2025. Certain enterprises (including Puluo, Chongqing Hecheng Insurance Adjusting Co., Ltd., etc.) qualified as “small enterprises with low profits” and thus enjoyed a preferential income tax rate of 20% for 2024 and 2025.

Composition of Income Tax Expense

The current and deferred components of income tax expense included in the consolidated statements of comprehensive income were as follows:

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Current income tax	2,697	1,665	686
Deferred income tax	(2,142)	8,042	(22,294)
Income tax expense / (benefit)	555	9,707	(21,608)

15.	Income Taxes (continued)

Composition of Income Tax Expense (continued)

Income tax benefits for Chinese mainland operations is RMB22,283, and income tax expenses for non-Chinese mainland operations is RMB675 for the year ended December 31, 2025.

Profit/(loss) before tax consists of:

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Chinese mainland	287,935	294,733	471,047
Non-Chinese mainland	(123,695)	65,857	72,402
Profit/(loss) before tax	164,240	360,590	543,449

Tax Reconciliation

Reconciliation between the income tax benefit computed by applying the EIT tax rate to profit before income tax and income tax expenses were as follows:

	For the Year ended December 31,
	2023	2024
	RMB	RMB
Profit before income tax	164,240	360,590
Tax benefit at EIT tax rate of 25%(1)	41,044	90,148
Expenses not deductible for tax purposes	108	634
Research and development super deduction	(55,169)	(42,866)
Effect of different tax rates of subsidiaries operating in other jurisdictions	5,653	(17,080)
Effect of PRC preferential tax rates	25,534	13,091
Changes in valuation allowance	(16,615)	(34,220)
Income tax expense	555	9,707

	For the Year ended December 31,
	2025	Percent
	RMB	%
Profit before income tax	543,449
Tax benefit at EIT tax rate of 25%(1)	135,862	25%
Foreign tax effects
Cayman Islands
Statutory tax rate difference between PRC and other jurisdictions	(24,790)	(4.6)%
Other foreign jurisdictions	6,703	1.2%
Effect of cross-border tax laws	582	0.1%
Tax credits
Research and development super deduction	(43,304)	(8.0)%
Nontaxable or nondeductible Items	361	0.1%
Changes in valuation allowance	(69,821)	(12.8)%
Other adjustments
Effect of PRC preferential tax rates	(27,201)	(5.0)%
Income tax benefit	(21,608)	(4.0)%
(1)

The Group’s major operations during the years ended December 31, 2023, 2024 and 2025 were conducted in PRC. Accordingly, the Group prepared its tax rate reconciliation starting with the PRC statutory tax rate during the years ended December 31, 2023, 2024 and 2025.

15.	Income Taxes (continued)

Deferred Tax Assets and Deferred Tax Liabilities

	As of December 31,
	2024	2025
	RMB	RMB
Deferred tax assets
Deductible advertising expenses exceeding the tax limit(2)	2,268	2,149
Accrued expenses	55,012	57,089
Other deductible expenses exceeding the tax limit(2)	78	238
Provisions for the doubtful accounts	19,117	21,692
Operating loss carry forward and others	455,358	494,196
Less: valuation allowances	(358,569)	(295,482)
Total deferred tax assets	173,264	279,882

Deferred tax liabilities
Intangible assets	37,734	43,798
Contract assets	192,687	277,012
Total deferred tax liabilities	230,421	320,810

	As of December 31,
	2024	2025
	RMB	RMB
Classification in the consolidated balance sheets:
Deferred tax assets	27,028	2,870
Deferred tax liabilities	84,185	43,798

Movement of valuation allowance

	As of December 31,
	2024	2025
	RMB	RMB
Balance at the beginning of the year	378,851	358,569
Additions	54,097	38,424
Reversals	(74,379)	(101,511)
Balance at end of the year	358,569	295,482
(2)

Deferred income tax assets are recognized for advertising expenses and other deductible expenses that exceeds the tax deduction limit in a particular tax year to the extent that the realization of the related tax benefits through future taxable income is probable. Advertising expenses carry-forwards are permanently available for use by the Group. Other deductible expenses (mainly charitable donations) carry forwards generally expire within 3 years.

15.	Income Taxes (continued)

Movement of valuation allowance (continued)

Valuation allowance is provided against deferred tax assets when the Group determines that it is more-likely-than-not that the deferred tax assets will not be utilized in the future. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more-likely-than-not realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses and forecasts of future profitability. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying businesses.

As of December 31, 2024 and 2025, the Group had net operating loss carry forward of approximately RMB2,147,186 and RMB2,178,137, respectively, which arose from the subsidiaries, VIEs and the VIEs’ subsidiaries established in PRC. As of December 31, 2025, the tax losses in the PRC can be carried forward for five years to offset future taxable income and the period was extended to ten years for entities qualified as HNTE in 2025 and thereafter.

In general, the PRC tax authorities have up to five years to conduct examinations of the Group’s tax filings. As of December 31, 2025, the PRC subsidiaries’ 2021 to 2025 tax returns remain open to examination.

Uncertain Tax Positions

The Enterprise Income Tax (“EIT”) Law includes a provision specifying that legal entities organized outside of the PRC will be considered resident enterprises for the PRC income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities will be considered as PRC resident enterprises if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the Group’s entities organized outside of the PRC should be treated as resident enterprises for the PRC income tax purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax, at a rate of 25%.

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under the double tax arrangement between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE. A deferred tax liability should be recognized for the undistributed profits of PRC subsidiaries unless the Group has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. The Chinese subsidiaries of the Group are in accumulated loss position and will not distribute profits. Therefore, no withholding income taxes for accumulated deficit of the Group’s subsidiaries have been provided as of December 31, 2024 and 2025.

The Group did not identify significant unrecognized tax benefits for the years ended December 31, 2023, 2024 and 2025. The Group did not incur any interest related to unrecognized tax benefits, did not recognize any penalties as income tax expense and also does not anticipate any significant change in unrecognized tax benefits within 12 months from December 31, 2025.